Common Stock and Common Stock Warrants - Schedule of Liability Classified Warrants (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 29, 2026 [1]	Dec. 28, 2025		Dec. 29, 2024
Liability classified warrants
Liability classified warrants, Potential shares of common stock		15,608,335	15,608,335	[1],[2]	15,608,335
Equity classified warrants
Equity classified warrants, Potential shares of common stock		10,061,930	10,061,930	[1],[2]	16,061,930
Total potential shares of common stock		25,670,265	25,670,265	[1],[2]	31,670,265
Public Warrants [Member]
Liability classified warrants
Liability classified warrants, Potential shares of common stock		8,625,000	8,625,000	[1],[2]	8,625,000
Liability classified warrants, Exercise price per share (in Dollars per share)			$ 11.5
Liability classified warrants, Expiration date	[3]		July 18, 2028 (2)
Private Placement Warrants [Member]
Liability classified warrants
Liability classified warrants, Potential shares of common stock		6,266,667	6,266,667	[1],[2]	6,266,667
Liability classified warrants, Exercise price per share (in Dollars per share)			$ 11.5
Liability classified warrants, Expiration date	[3]		July 18, 2028 (2)
Working Capital Warrants [Member]
Liability classified warrants
Liability classified warrants, Potential shares of common stock		716,668	716,668	[1],[2]	716,668
Liability classified warrants, Exercise price per share (in Dollars per share)			$ 11.5
Liability classified warrants, Expiration date	[3]		July 18, 2028 (2)
Series B Warrants (converted to common stock warrants) [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		5,054	5,054	[1],[2]	5,054
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 4.3
Equity classified warrants, Expiration date			February 2026
Series C Warrants (converted to common stock warrants) [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		482,969	482,969	[1],[2]	482,969
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 1
Equity classified warrants, Expiration date			July 2026
Series C-1 Warrants (converted to common stock warrants) [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		173,067	173,067	[1],[2]	173,067
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 0.01
Equity classified warrants, Expiration date			January 2030
SVB Common Stock Warrants One [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		2,473	2,473	[1],[2]	2,473
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 0.38
Equity classified warrants, Expiration date			2033
SVB Common Stock Warrants [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		2,525	2,525	[1],[2]	2,525
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 0.62
Equity classified warrants, Expiration date			2033
Promissory Note Common Stock Warrants [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		24,148	24,148	[1],[2]	24,148
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 0.01
Equity classified warrants, Expiration date			October 2031
July 2023 Common Stock Warrants [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		38,981	38,981	[1],[2]	38,981
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 0.01
Equity classified warrants, Expiration date			July 2028
Common Stock Warrants Issued in 2023 (“Merger Warrants”) [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		6,266,572	6,266,572	[1],[2]	6,266,572
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 11.5
Equity classified warrants, Expiration date			July 18, 2033
Ayna Warrant [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock				[2]	6,000,000
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 0.01
Equity classified warrants, Expiration date			June 2029
Cantor Warrant [Member]
Equity classified warrants
Equity classified warrants, Potential shares of common stock		3,066,141	3,066,141	[1],[2]	3,066,141
Equity classified warrants, Exercise price per share (in Dollars per share)			$ 1.68
Equity classified warrants, Expiration date			June 2029

[1]	Excludes the 2025 Cantor Warrant which was not issued as of March 29, 2026.
[2]	Excludes the 2025 Cantor Warrant (as defined below) which was not issued as of December 28, 2025.
[3]	The warrants expire five years after the Closing date of the Mergers, which date was July 18, 2023, or earlier upon redemption or liquidation.